Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of other intangible assets

	December 31, 2024			December 31, 2023
	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value
	(U.S. $ in thousands)
Developed technology	$402,976	$(318,312)	$84,664	$403,180	$(300,780)	$102,400
Patents	21,902	(11,726)	10,176	19,396	(10,246)	9,150
Trademarks and trade names	22,149	(17,957)	4,192	22,286	(15,936)	6,350
Customer relationships	102,560	(95,339)	7,221	102,520	(92,639)	9,881
Capitalized software development costs	3,117	(3,117)	—	4,367	(4,367)	—
	$552,704	$(446,451)	$106,253	$551,749	$(423,968)	$127,781

Schedule of estimated amortization expense relating to intangible assets

Estimated amortization expenses
Year ending December 31,	(U.S. $ in thousands)
2025	$21,440
2026	21,350
2027	20,428
2028	16,404
2029	10,558
2030 and thereafter	16,073
Total	$106,253